Employee Benefits (Details Textual) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) trust shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Compensation and Retirement Disclosure [Abstract]
Effect of the assumption changes had a pre-tax impact on the retirement expense	$ 8	$ 16
Employer contributions		11
Expected contributions towards retirement plans		$ 4
Total cost for retirement plans			$ 81	$ 96	$ 129
Defined contribution plan cost			$ 74	$ 75	86
Assumed weighted-average healthcare cost trend rate			7.00%
Ultimate healthcare cost trend rate			5.00%
Shares purchased by US plan under defined contribution plan | shares			301,924	261,672
Shares sold by US plan under defined contribution plan | shares			629,086	1,182,318
Shares held by the US plan under defined contribution plan | shares			1,900,000	2,200,000
Shares held by the US plan under defined contribution plan, market value			$ 165	$ 172
Dividend received by the plan			$ 3	3
Defined Benefit Plan Disclosure [Line Items]
Number of pension trust accounts | trust			2
Plan assets by asset category, Total			$ 2,236	2,088
Retirement Plans [Member]
Compensation and Retirement Disclosure [Abstract]
Employer contributions			22	27
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss that will be amortized in next year from accumulated Other comprehensive Income			21
Net periodic benefit cost			(23)	(5)	24
Curtailment			$ 0	$ 8	$ 0
Change in discount rate on retirement plans			5.00%	4.10%	5.10%
Return on assets			7.125%	7.25%	7.75%
Expected required employer contribution			$ 15
Plan assets by asset category, Total			$ 2,236	$ 2,088	$ 1,851
United States Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in discount rate on retirement plans			5.00%
Plan assets by asset category, Total			$ 1,800	1,700
United Kingdom Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost			$ (8)	$ (10)	$ 3	$ 3
Change in discount rate on retirement plans			4.50%	4.80%	5.10%
Return on assets			6.75%
Plan assets by asset category, Total			$ 443	$ 399
Postretirement Plans [Member]
Compensation and Retirement Disclosure [Abstract]
Employer contributions			$ 9	$ 9
Ultimate healthcare cost trend rate			7.00%	7.00%	7.50%
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost			$ 3	$ (6)	$ 7
Curtailment			$ 1	$ 12	$ 0
Change in discount rate on retirement plans			4.125%	3.45%	4.45%
Expected required employer contribution			$ 10
Plan assets by asset category, Total			$ 0	$ 0	$ 0
Equity Securities, Domestic [Member] | United States Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations			26.00%
Equity Securities, International [Member] | United States Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations			6.00%
Debt Securities and Short-Term Investments [Member] | United States Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations			68.00%
Equity Securities [Member] | United Kingdom Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations			30.00%
Diversified Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets by asset category, Total			$ 14
Diversified Growth Funds [Member] | United Kingdom Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations			40.00%
Fixed Income Funds [Member] | United Kingdom Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations			30.00%
UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Number of pension trust accounts | trust			1
UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Number of pension trust accounts | trust			1